Related party disclosures	12 Months Ended
Dec. 31, 2024
Related party disclosures [Abstract]
Related party disclosures
19. Related party disclosures

During the year ended December 31, 2023, GH Research PLC granted the option to purchase 122,399 ordinary shares to key management. Of the 122,399 share options granted during the year ended December 31, 2023, 72,399 share options were granted with a contractual term (expiration) of seven years from the grant date and an exercise price of $0.025 per share. The remaining 50,000 share options were granted with a contractual term (expiration) of eight years from the grant date and an exercise price at the closing market price on the day prior to the grant. 19,899 share options vested on the date of grant, subject to a two-year service condition. In the same period, 7,296 share options were exercised by related parties. For further information, see Note 17 “Share-based compensation”.

During the year ended December 31, 2024, GH Research PLC granted the option to purchase 1,043,120 ordinary shares to key management.

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60,000 share options were granted which vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years and are subject to a two-year service condition. The contractual term (expiration) of these share options is eight years from the grant date with an exercise price of the closing market price on the day prior to the grant.

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33,120 share options were granted which vested on the date of grant and are subject to a two-year service condition. The contractual term (expiration) of these share options is seven years from the grant date with an exercise price of $0.025.

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950,000 share options were granted which vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term (expiration) of these share options is seven years from the grant date with an exercise price of $0.025.

For further information, see Note 17 “Share-based compensation”.

Key Management Compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of executive officers and the Board of Directors who served during the reporting period.

	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Salary and related expenses	1,870	1,421	893
Pension contributions	61	—	—
Shared-based compensation expense	1,227	590	338
Other compensation	260	—	—
	3,418	2,011	1,231